Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-1111
Carolyn.Augur@LFG.com

VIA EDGAR

December 16, 2020

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 59 to the Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account C of
The Lincoln National Life Insurance Company (File No. 033-25990)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account C, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 59 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 for the purpose of updating the registration statement to comply with new rule 498A and the revised Form N-4.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Carolyn  Augur

Carolyn E. Augur